.	Summary Prospectus June 30, 2021

Wells Fargo Ultra Short-Term Income Fund

Class/Ticker: Class A2 - WUSNX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.71%
Fee Waivers	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.52%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$53

1

After:
3 Years	$208
5 Years	$376
10 Years	$865

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in income-producing debt securities;

■	up to 25% of the Fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers; and

■	up to 15% of the Fund’s total assets in below investment-grade debt securities.

We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. These securities may have fixed, floating or variable rates. We may invest in investment-grade and below investment-grade debt securities (often called “high-yield” securities or “junk bonds”), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor’s or Ba by Moody’s, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1.5 years or less and the Fund’s dollar-weighted average effective duration to be 1 year or less. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We employ a top-down, macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer’s general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in

2

debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

3

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A2 as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)[1]
.	Highest Quarter: March 31, 2010	+1.59%
	Lowest Quarter: September 30, 2011	-0.36%
	Year-to-date total return as of September 30, 2020 is 1.80%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A2 (before taxes)	8/31/1999	1.27%	1.08%	1.20%
Class A2 (after taxes on distributions)	8/31/1999	0.40%	0.52%	0.72%
Class A2 (after taxes on distributions and the sale of Fund Shares)	8/31/1999	0.74%	0.58%	0.72%
Bloomberg Barclays Short-Term Government/Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)		2.69%	1.34%	0.85%
1.	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Class A2 expenses. If these expenses had been included, returns for Class A2 would be higher. The Class A annual returns are substantially similar to what the Class A2 annual returns would be because the Class A and Class A2 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Portfolio Manager / 2010
Jay N. Mueller, CFA[1], Portfolio Manager / 2004
Michael J. Schueller, CFA, Portfolio Manager / 2019
Michal Stanczyk, Portfolio Manager / 2021
Noah M. Wise, CFA, Portfolio Manager / 2013

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

5

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.	©2021 Wells Fargo & Company. All rights reserved. 0615101/P5101

6

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

.	Summary Prospectus June 30, 2021

Wells Fargo Ultra Short-Term Income Fund

Class/Ticker: Class A - SADAX - Class C - WUSTX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 57 and 59 of the Prospectus and “Additional Purchase and Redemption Information” on page 95 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 79 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.44%	0.44%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.71%	1.46%
Fee Waivers	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.52%	1.27%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.50% for Class A and 1.25% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such

1

waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$252	$229	$129
3 Years	$404	$443	$443
5 Years	$569	$779	$779
10 Years	$1,047	$1,730	$1,730

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in income-producing debt securities;

■	up to 25% of the Fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers; and

■	up to 15% of the Fund’s total assets in below investment-grade debt securities.

We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. These securities may have fixed, floating or variable rates. We may invest in investment-grade and below investment-grade debt securities (often called “high-yield” securities or “junk bonds”), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor’s or Ba by Moody’s, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1.5 years or less and the Fund’s dollar-weighted average effective duration to be 1 year or less. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We employ a top-down, macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer’s general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an

2

issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

3

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: March 31, 2010	+1.59%
	Lowest Quarter: September 30, 2011	-0.36%
	Year-to-date total return as of September 30, 2020 is +1.80%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	8/31/1999	1.27%	1.08%	1.20%
Class A (after taxes on distributions)	8/31/1999	0.40%	0.52%	0.72%
Class A (after taxes on distributions and the sale of Fund Shares)	8/31/1999	0.74%	0.58%	0.72%
Class C (before taxes)	7/18/2008	1.56%	0.73%	0.65%
Bloomberg Barclays Short-Term Government/Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)		2.69%	1.34%	0.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Portfolio Manager / 2010
Jay N. Mueller, CFA[1], Portfolio Manager / 2004
Michael J. Schueller, CFA, Portfolio Manager / 2019
Michal Stanczyk, Portfolio Manager / 2021
Noah M. Wise, CFA, Portfolio Manager / 2013

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

5

This page intentionally left blank

.	©2021 Wells Fargo & Company. All rights reserved. 0613006/P3006

6

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

.	Summary Prospectus June 30, 2021

Wells Fargo Ultra Short-Term Income Fund

Class/Ticker: Institutional Class - SADIX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waivers	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.27%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$28

1

After:
3 Years	$111
5 Years	$202
10 Years	$470

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in income-producing debt securities;

■	up to 25% of the Fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers; and

■	up to 15% of the Fund’s total assets in below investment-grade debt securities.

We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. These securities may have fixed, floating or variable rates. We may invest in investment-grade and below investment-grade debt securities (often called “high-yield” securities or “junk bonds”), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor’s or Ba by Moody’s, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1.5 years or less and the Fund’s dollar-weighted average effective duration to be 1 year or less. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We employ a top-down, macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer’s general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in

2

debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

3

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: March 31, 2010	+1.68%
	Lowest Quarter: September 30, 2011	-0.16%
	Year-to-date total return as of September 30, 2020 is +2.03%

Average Annual Total Returns for the periods ended 12/31/2019
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/31/1999	3.82%	1.85%	1.76%
Institutional Class (after taxes on distributions)	8/31/1999	2.79%	1.14%	1.13%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/31/1999	2.25%	1.10%	1.09%
Bloomberg Barclays Short-Term Government/Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)		2.69%	1.34%	0.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Portfolio Manager / 2010
Jay N. Mueller, CFA[1], Portfolio Manager / 2004
Michael J. Schueller, CFA, Portfolio Manager / 2019
Michal Stanczyk, Portfolio Manager / 2021
Noah M. Wise, CFA, Portfolio Manager / 2013

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

5

This page intentionally left blank

.	©2021 Wells Fargo & Company. All rights reserved. 0613104/P3104

6

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

.	Summary Prospectus June 30, 2021

Wells Fargo Ultra Short-Term Income Fund

Class/Ticker: Administrator Class - WUSDX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.52%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$53

After:
3 Years	$195
5 Years	$349
10 Years	$798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in income-producing debt securities;

■	up to 25% of the Fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers; and

■	up to 15% of the Fund’s total assets in below investment-grade debt securities.

We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. These securities may have fixed, floating or variable rates. We may invest in investment-grade and below investment-grade debt securities (often called “high-yield” securities or “junk bonds”), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor’s or Ba by Moody’s, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures for duration and yield curve management. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1.5 years or less and the Fund’s dollar-weighted average effective duration to be 1 year or less. “Dollar-Weighted Average Effective Maturity” is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund’s portfolio. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We employ a top-down, macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer’s general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: March 31, 2010	+1.64%
	Lowest Quarter: September 30, 2011	-0.21%
	Year-to-date total return as of September 30, 2020 is +1.86%

Average Annual Total Returns for the periods ended 12/31/2019
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	3.50%	1.62%	1.55%
Administrator Class (after taxes on distributions)	4/8/2005	2.55%	1.00%	1.00%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	2.06%	0.96%	0.96%
Bloomberg Barclays Short-Term Government/Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)		2.69%	1.34%	0.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Portfolio Manager / 2010
Jay N. Mueller, CFA[1], Portfolio Manager / 2004
Michael J. Schueller, CFA, Portfolio Manager / 2019
Michal Stanczyk, Portfolio Manager / 2021
Noah M. Wise, CFA, Portfolio Manager / 2013

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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.	©2021 Wells Fargo & Company. All rights reserved. 0613709/P3709

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP